                                STI CLASSIC FUNDS

           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS

                         SUPPLEMENT DATED MARCH 6, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective February 17, 2006, Mr. Scott Yuschak, CFA, co-manages the STI CLASSIC MID-CAP EQUITY Fund with Mr. Chad Deakins, CFA. Mr. Yuschak has served as Vice President and Research Analyst at Trusco since February 2005. Prior to joining Trusco, Mr. Yuschak served as a Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

2. Effective April 17, 2006 the STI CLASSIC STRATEGIC QUANTITATIVE EQUITY FUND will be renamed the STI CLASSIC LARGE CAP QUANTITATIVE EQUITY FUND. The Fund will also adopt a principal investment strategy of investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. traded companies with market capitalizations of at least $3 billion.

3. Effective February 1, 2006, the benchmarks of the STI CLASSIC LARGE CAP RELATIVE VALUE FUND and the STI CLASSIC LARGE CAP VALUE EQUITY FUND changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

     The STI CLASSIC LARGE CAP RELATIVE VALUE FUND continues to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

4.   The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

     A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

          -    made payable to someone other than the registered shareholder; or

          - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

     Other documentation may be required depending on the registration of the account.

* MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

5. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

6. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the STI CLASSIC CAPITAL APPRECIATION FUND and the STI CLASSIC BALANCED FUND with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio and research management group since 1983. She has more than 22 years of investment experience.

7. All references to the Russell 2000(R) Index as the benchmark of the STI CLASSIC SMALL CAP GROWTH STOCK FUND are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance oF the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

8. Mr. Gregory Fraser has resigned as co-manager of the LIFE VISION FUNDS effective September 2, 2005. Information regarding Mr. Fraser is deleted from the "PORTFOLIO MANAGER" section of the prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-IRS-0306

                                STI CLASSIC FUNDS

        STI CLASSIC BOND FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                         SUPPLEMENT DATED MARCH 6, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. The returns in the "Average Annual Total Returns" table for ALL FUNDS reflect applicable sales charges that were in effect prior to August 1, 2005.

2. In the "HOW TO SELL YOUR FUND SHARES" section, the second paragraph has been deleted and replaced with the following:

     A Medallion Signature Guarantee* by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

          -    made payable to someone other than the registered owner; or

          - sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.

* MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

3. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-ACB-0306

                                STI CLASSIC FUNDS

       STI CLASSIC EQUITY FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                         SUPPLEMENT DATED MARCH 6, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. For the STI CLASSIC BALANCED FUND, the A Shares table under "Average Annual Total Returns" on page 5 is replaced with the following:

A SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                            1.33%     1.11%     8.31%
Fund Returns After Taxes on Distributions                            0.79%     0.29%     6.43%
Fund Returns After Taxes on Distributions and Sale of Fund Shares    1.17%     0.53%     6.15%
Hybrid 60/40 Blend of the Following Market Benchmarks                8.25%     2.11%    10.71%
   S&P 500(R) Index*                                                10.88%    -2.30%    12.07%
   Lehman Brothers U.S. Government/Credit Index*                     4.19%     8.00%     7.80%

*    Reflects no deduction for fees, expenses or taxes.

2. For the STI CLASSIC INTERNATIONAL EQUITY FUND, the A Shares table under "Average Annual Total Returns" on page 13 is replaced with the following:

                                                                                                    SINCE
                                                                                     SINCE      INCEPTION OF
                                                                                 INCEPTION OF        THE
                                                                                      THE        COLLECTIVE
                                                                                  REGISTERED     INVESTMENT
A SHARES                                                      1 YEAR   5 YEARS   MUTUAL FUND*      FUND**
--------                                                      ------   -------   ------------   ------------
Fund Returns Before Taxes                                     14.03%     0.27%       6.33%          8.89%
Fund Returns After Taxes on Distributions                     14.15%    -0.37%       4.81%           N/A+
Fund Returns After Taxes on Distributions  and Sale of Fund
   Shares                                                      9.48%    -0.09%       4.67%           N/A+
MSCI(R) EAFE(R) Index***                                      20.25%    -1.13%       5.42%          6.08%

* Since inception of the I Shares on December 1, 1995, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1995 (benchmark returns available only on a month end basis).

**   Since inception of the collective investment fund on January 31, 1995.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

***  Reflects no deduction for fees, expenses or taxes.

3. For the STI CLASSIC INTERNATIONAL EQUITY INDEX FUND, the A Shares table under "Average Annual Total Returns" on page 16 is replaced with the following:

A SHARES                                             1 YEAR   5 YEARS   10 YEARS
--------                                             ------   -------   --------
Fund Returns Before Taxes                            15.86%    -3.25%     6.08%
Fund Returns After Taxes on Distributions            15.87%    -3.35%     5.22%
Fund Returns After Taxes on Distributions and
Sale of Fund Shares                                  10.69%    -2.76%     4.91%
MSCI(R) EAFE(R)-GDP Weighted Index (Price Return)*   20.15%    -2.26%     5.77%

*    Reflects no deduction for fees, expenses or taxes.

4. The returns in the "Average Annual Total Returns" table for ALL FUNDS reflect applicable sales charges that were in effect prior to August 1, 2005.

5. Effective February 17, 2006, Mr. Scott Yuschak, CFA, co-manages the STI CLASSIC MID-CAP EQUITY Fund with Mr. Chad Deakins, CFA. Mr. Yuschak has served as Vice President and Research Analyst at Trusco since February 2005. Prior to joining Trusco, Mr. Yuschak served as a Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

6. Effective April 17, 2006 the STI CLASSIC STRATEGIC QUANTITATIVE EQUITY FUND will be renamed the STI CLASSIC LARGE CAP QUANTITATIVE EQUITY FUND. The Fund will also adopt a principal investment strategy of investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. traded companies with market capitalizations of at least $3 billion.

7. Effective February 1, 2006, the benchmarks of the STI CLASSIC LARGE CAP RELATIVE VALUE FUND and the STI CLASSIC LARGE CAP VALUE EQUITY FUND changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

     The STI CLASSIC LARGE CAP RELATIVE VALUE FUND continues to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

8. In the "HOW TO SELL YOUR FUND SHARES" section, the second paragraph has been deleted and replaced with the following:

     A Medallion Signature Guarantee* by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

          -    made payable to someone other than the registered owner; or

          - sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.

     * MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

9. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

9. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the STI CLASSIC CAPITAL APPRECIATION FUND and the STI CLASSIC BALANCED FUND with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio and research management group since 1983. She has more than 22 years of investment experience.

10. All references to the Russell 2000(R) Index as the benchmark of the STI CLASSIC SMALL CAP GROWTH STOCK FUND are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance oF the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widEly recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                         SUPPLEMENT DATED MARCH 6, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. For the STI CLASSIC INTERNATIONAL EQUITY FUND, the table under "Average Annual Total Returns" on page 10 is replaced with the following:

                                                                                                    SINCE
                                                                                                INCEPTION OF
                                                                                     SINCE           THE
                                                                                 INCEPTION AS    COLLECTIVE
                                                                                 A REGISTERED    INVESTMENT
I SHARES                                                      1 YEAR   5 YEARS   MUTUAL FUND*      FUND**
--------                                                      ------   -------   ------------   ------------
Fund Returns Before Taxes                                     19.02%     1.44%       7.19%          9.70%
Fund Returns After Taxes on Distributions                     19.08%     0.70%       5.55%           N/A+
Fund Returns After Taxes on Distributions and Sale of Fund
Shares                                                        12.81%     0.84%       5.36%           N/A+
MSCI(R) EAFE(R) Index***                                      20.25%    -1.13%       5.42%          6.08%

* Fund returns since inception of the I Shares on December 1, 1995, when the Fund began operating as a registered mutual fund. Benchmark returns since November 30, 1995 (benchmark returns available only on a month end basis).

**   Since inception of the collective investment fund on January 31, 1995.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance.

***  Reflects no deduction for fees, expenses or taxes.

2. For the STI CLASSIC INTERNATIONAL EQUITY INDEX FUND, the table under "Average Annual Total Returns" on page 13 is replaced with the following:

I SHARES                                                            1 YEAR   5 YEARS   10 YEARS
--------                                                            ------   -------   --------
Fund Returns Before Taxes                                           21.06%    -2.05%     6.96%
Fund Returns After Taxes on Distributions                           20.83%    -2.28%     5.96%
Fund Returns After Taxes on Distributions and Sale of Fund Shares   14.24%    -1.82%     5.61%
MSCI(R) EAFE(R)-GDP Weighted Index (Price Return) *                 20.15%    -2.26%     5.77%

*    Reflects no deduction for fees, expenses or taxes.

3. For the STI CLASSIC BALANCED FUND, the table under "Average Annual Total Returns" on page 39 is replaced with the following:

I SHARES                                                1 YEAR   5 YEARS   10 YEARS
--------                                                ------   -------   --------
Fund Returns Before Taxes                                5.59%     2.22%     9.06%
Fund Returns After Taxes on Distributions                4.95%     1.28%     7.05%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           3.97%     1.41%     6.74%
Hybrid 60/40 Blend of the Following Market Benchmarks    8.25%     2.11%    10.71%
   S&P 500(R) Index*                                    10.88%    -2.30%    12.70%
   Lehman Brothers U.S. Government/Credit Index*         4.19%     8.00%     7.80%

*    Reflects no deduction for fees, expenses or taxes.

4. For the STI CLASSIC LIFE VISION AGGRESSIVE GROWTH FUND, the table under "Average Annual Total Returns" on page 42 is replaced with the following:

                                                                               SINCE
                                                                             INCEPTION
                                                                              OF THE
                                                                            REGISTERED
I SHARES                                                1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
--------                                                ------   -------   ------------   ----------
Fund Returns Before Taxes                               13.01%     3.10%       6.02%         9.95%
Fund Returns After Taxes on Distributions               12.83%     2.23%       4.81%          N/A+
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           8.60%     2.24%       4.60%          N/A+
Hybrid 90/10 Blend of the Following Market
   Benchmarks++                                          9.90%    -1.68%       5.76%        11.36%
   S&P 500(R) Index                                     10.88%    -2.30%       5.85%        12.07%
   Citigroup 3-Month Treasury Bill Index                 1.24%     2.79%       3.52%         4.00%

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

++   Benchmarks reflect no deduction for fees, expenses or taxes.

5. For the STI CLASSIC LIFE VISION CONSERVATIVE FUND, the table under "Average Annual Total Returns" on page 46 is replaced with the following:


                                                                    SINCE
I SHARES                                                1 YEAR   INCEPTION*
--------                                                ------   ----------
Fund Returns Before Taxes                                6.09%      8.95%
Fund Returns After Taxes on Distributions                5.07%      8.16%
Fund Returns After Taxes on Distributions and Sale of
   Fund Shares                                           4.00%      7.20%
Hybrid 70/20/10 Blend of the Following Market
   Benchmarks++                                          5.35%      7.42%
   Lehman Brothers U.S. Aggregate Bond Index             4.34%      3.79%
   S&P 500(R) Index                                     10.88%     24.19%
   Citigroup 3-Month Treasury Bill Index                 1.24%      1.15%

* Since inception of B Shares on March 11, 2003. Benchmark return since February 28, 2003 (benchmark returns available only on a month end basis).

++   Benchmarks reflect no deduction for fees, expenses or taxes.

6. For the STI CLASSIC LIFE VISION GROWTH AND INCOME FUND, the table under "Average Annual Total Returns" on page 50 is replaced with the following:

                                                                                     SINCE
                                                                                 INCEPTION OF
                                                                                      THE
                                                                                  REGISTERED
I SHARES                                                      1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
--------                                                      ------   -------   ------------   ----------
Fund Returns Before Taxes                                     10.53%     4.71%       6.57%         9.39%
Fund Returns After Taxes on Distributions                     10.21%     3.88%       5.12%          N/A+
Fund Returns After Taxes on Distributions  and Sale of Fund
   Shares                                                      7.10%     3.57%       4.83%          N/A+
Hybrid 65/25/10 Blend of the Following Market Benchmarks++     8.15%     0.05%       5.80%         9.69%
   S&P 500(R) Index                                           10.88%    -2.30%       5.85%        12.07%
   Lehman Brothers U.S. Aggregate Bond Index                   4.34%     7.71%       7.01%         7.72%
   Citigroup 3-Month Treasury Bill Index                       1.24%     2.79%       3.52%         4.00%

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

++   Benchmarks reflect no deduction for fees, expenses or taxes.

7. For the STI CLASSIC LIFE VISION MODERATE GROWTH FUND, the table under Average Annual Total Returns on page 54 is replaced with the following:

                                                                                     SINCE
                                                                                 INCEPTION OF
                                                                                      THE
                                                                                  REGISTERED
I SHARES                                                      1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
--------                                                      ------   -------   ------------   ----------
Fund Returns Before Taxes                                      8.92%    4.57%        6.21%         8.63%
Fund Returns After Taxes on Distributions                      8.20%    3.24%        4.54%          N/A+
Fund Returns After Taxes on Distributions  and Sale of Fund
   Shares                                                       5.98%    3.18%        4.41%          N/A+
Hybrid 50/40/10 Blend of the Following Market Benchmarks++     7.32%    2.51%        6.50%         9.85%
   S&P 500(R) Index                                           10.88%   -2.30%        5.85%        12.07%
   Lehman Brothers U.S. Aggregate Bond Index                   4.34%    7.71%        7.01%         7.72%
   Citigroup 3-Month Treasury Bill Index                       1.24%    2.79%        3.52%         4.00%

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program's performance.

++   Benchmarks reflect no deduction for fees, expenses or taxes.

8. Effective February 17, 2006, Mr. Scott Yuschak, CFA, co-manages the STI CLASSIC MID-CAP EQUITY Fund with Mr. Chad Deakins, CFA. Mr. Yuschak has served as Vice President and Research Analyst at Trusco since February 2005. Prior to joining Trusco, Mr. Yuschak served as a Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

9. Effective April 17, 2006 the STI CLASSIC STRATEGIC QUANTITATIVE EQUITY FUND will be renamed the STI CLASSIC LARGE CAP QUANTITATIVE EQUITY FUND. The Fund will also adopt a principal investment strategy of investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. traded companies with market capitalizations of at least $3 billion.

10. Effective February 1, 2006, the benchmarks of the STI CLASSIC LARGE CAP RELATIVE VALUE FUND and the STI CLASSIC LARGE CAP VALUE EQUITY FUND changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

     The STI CLASSIC LARGE CAP RELATIVE VALUE FUND continues to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

11.  The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

     A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

          -    made payable to someone other than the registered shareholder; or

          - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

     Other documentation may be required depending on the registration of the account.

* MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

12. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

13. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the STI CLASSIC CAPITAL APPRECIATION FUND and the STI CLASSIC BALANCED FUND with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio and research management group since 1983. She has more than 22 years of investment experience.

14. All references to the Russell 2000(R) Index as the benchmark of the STI CLASSIC SMALL CAP GROWTH STOCK FUND are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance oF the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widEly recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

15. Mr. Gregory Fraser has resigned as co-manager of the LIFE VISION FUNDS effective September 2, 2005. Information regarding Mr. Fraser is deleted from the "PORTFOLIO MANAGER" section of the prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-IE-0306

                                STI CLASSIC FUNDS

              STI CLASSIC LIFE VISION FUNDS A SHARES, B SHARES AND
                          C SHARES (FORMERLY L SHARES)

                         SUPPLEMENT DATED MARCH 6, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. For the STI CLASSIC LIFE VISION AGGRESSIVE GROWTH FUND, the A Shares table under "Average Annual Total Returns" on page 4 is replaced with the following:

                                                                    SINCE
                                                                INCEPTION OF
                                                                    THE
                                                                 REGISTERED
A SHARES                                     1 YEAR   5 YEARS   MUTUAL FUND*    10 YEARS**
--------                                     ------   -------   ------------    ----------
Fund Returns Before Taxes                     8.50%     2.23%       5.43%          9.49%
Fund Returns After Taxes on Distributions     8.36%     1.38%       4.23%           N/A+
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                    5.64%     1.50%       4.08%           N/A+
Hybrid 90/10 Blend of the Following Market
   Benchmarks***                              9.90%    -1.68%       5.76%         11.36%
   S&P 500(R) Index                          10.88%    -2.30%       5.85%         12.07%
   Citigroup 3-Month Treasury Bill Index      1.24%     2.79%       3.52%          4.00%

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program.

***  Benchmark returns reflect no deduction for fees, expenses or taxes.

2. For the STI CLASSIC LIFE VISION CONSERVATIVE FUND, the A Shares table under "Average Annual Total Returns" on page 9 is replaced with the following:

                                                      SINCE INCEPTION
                                                          OF THE
                                                        REGISTERED
A SHARES                                     1 YEAR    MUTUAL FUND*
--------                                     ------   ---------------
Fund Returns Before Taxes                     1.79%        6.46%
Fund Returns After Taxes on Distributions     0.93%        5.76%
Fund Returns After Taxes on Distributions
   and Sale of Fund Shares                    1.20%        5.11%
Hybrid 70/20/10 Blend of the Following
   Market Benchmarks**                        5.35%        6.48%
   Lehman Brothers U.S. Aggregate Bond
      Index                                   4.34%        4.83%

S&P 500(R) Index                             10.88%        15.00%
Citigroup 3-Month Treasury Bill Index         1.24%         1.20%

* Since inception of the B Shares on March 11, 2003. Benchmark return since March 31, 2003 (benchmark returns available only on a month-end basis).

**   Reflects no deduction for fees, expenses or taxes.

3. For the STI CLASSIC LIFE VISION GROWTH AND INCOME FUND, the A Shares table under "Average Annual Total Returns" on page 13 is replaced with the following:

                                                                                     SINCE
                                                                                 INCEPTION OF
                                                                                      THE
                                                                                  REGISTERED
A SHARES                                                      1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
--------                                                      ------   -------   ------------   ----------
Fund Returns Before Taxes                                      6.05%     3.83%       5.98%         8.93%
Fund Returns After Taxes on Distributions                      5.80%     3.02%       4.54%         N/A+
Fund Returns After Taxes on Distributions and
   Sale of Fund Shares                                         4.14%     2.81%       4.32%         N/A+
Hybrid 65/25/10 Blend of the Following Market Benchmarks***    8.15%     0.05%       5.80%         9.69%
   S&P 500(R) Index                                           10.88%    -2.30%       5.85%        15.00%
   Lehman Brothers U.S. Aggregate Bond Index                   4.34%     7.71%       7.01%         4.83%
   Citigroup 3-Month Treasury Bill Index                       1.24%     2.79%       3.52%         1.20%

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the Adviser's asset allocation program.

***  Reflects no deduction for fees, expenses or taxes.

4. For the STI CLASSIC LIFE VISION MODERATE GROWTH FUND, the A Shares table under "Average Annual Total Returns" beginning on page 18 is replaced with the following:

                                                                                     SINCE
                                                                                 INCEPTION AS
                                                                                 A REGISTERED
A SHARES                                                      1 YEAR   5 YEARS   MUTUAL FUND*   10 YEARS**
--------                                                      ------   -------   ------------   ----------
Fund Returns Before Taxes                                      4.49%     3.71%       5.62%         8.17%
Fund Returns After Taxes on Distributions                      3.87%     2.40%       3.97%         N/A+
Fund Returns After Taxes on Distributions  and Sale of Fund
   Shares                                                      3.09%     2.45%       3.91%         N/A+
Hybrid 50/40/10 Blend of the Following Market Benchmarks***    7.32%     2.51%       6.50%         9.85%
   S&P 500(R) Index                                           10.88%    -2.30%       5.85%        15.00%
   Lehman Brothers U.S. Aggregate Bond Index                   4.34%     7.71%       7.01%         4.83%

   Citigroup 3-Month Treasury Bill Index                       1.24%     2.79%       3.52%         1.20%

* Since inception of the I Shares on June 30, 1997, when the Fund began operating as a registered mutual fund.

**   Includes performance of the Adviser's asset allocation program.

+ It is not possible to reflect the impact of taxes on the collective investment fund's performance

***  Reflects no deduction for fees, expenses or taxes.

5. The returns in the "Average Annual Total Returns" table for ALL FUNDS reflect applicable sales charges that were in effect prior to August 1, 2005.

6. In the "HOW TO SELL YOUR FUND SHARES" section, the second paragraph has been deleted and replaced with the following:

     A Medallion Signature Guarantee(*) by a bank or other financial institution (a notarized signature is not sufficient) is required if the redemption is:

          -    made payable to someone other than the registered owner; or

          - sent to an address or bank account other than the address or bank account of record (the address and/or bank account supplied in the initial Account Application), or an address or bank account of record that has been changed within the last 15 calendar days.

(*) MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

7. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

8. Mr. Gregory Fraser has resigned as co-manager of the LIFE VISION FUNDS effective September 2, 2005. Information regarding Mr. Fraser is deleted from the "PORTFOLIO MANAGER" section of the prospectus.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

                   STI CLASSIC FUNDS FOR SUNTRUST 401(K) PLAN

                         SUPPLEMENT DATED MARCH 6, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective February 17, 2006, Mr. Scott Yuschak, CFA, co-manages the STI CLASSIC MID-CAP EQUITY Fund with Mr. Chad Deakins, CFA. Mr. Yuschak has served as Vice President and Research Analyst at Trusco since February 2005. Prior to joining Trusco, Mr. Yuschak served as a Sector Manager and Equity Analyst at Banc One from July 2000 to February 2005. He has more than 9 years of investment experience.

2. Effective February 1, 2006, the benchmarks of the STI CLASSIC LARGE CAP RELATIVE VALUE FUND and the STI CLASSIC LARGE CAP VALUE EQUITY FUND changed from the S&P 500(R)/BARRA Value Index to the Russell 1000(R) Value Index. The Russell 1000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widely-recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

     This change resulted from the discontinuation of the S&P(R)/BARRA indices by Standard & Poor's and will not impact either Fund's investment strategy or objective.

     The STI CLASSIC LARGE CAP RELATIVE VALUE FUND continues to measure its performance against the S&P 500(R) Index in addition to the Russell 1000(R) Value Index.

3.   The "HOW TO SELL YOUR FUND SHARES" section is amended to add the following:

     A MEDALLION SIGNATURE GUARANTEE* by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

     -    made payable to someone other than the registered shareholder; or

     - sent to an address or bank account other than the address or bank account of record that has been changed within the last 15 calendar days.

     Other documentation may be required depending on the registration of the account.

* MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser for further assistance.

4. In the "TELEPHONE TRANSACTIONS" section, the $25,000 limit on shares redeemed by telephone has been removed. There are no minimum and/or maximum amount redemption requirements in place to redeem shares by telephone.

5. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the STI CLASSIC CAPITAL APPRECIATION FUND and the STI CLASSIC BALANCED FUND with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has been with Trusco's portfolio research management group since 1983. She has more than 22 years of investment experience.

6. All references to the Russell 2000(R) Index as the benchmark of the STI CLASSIC SMALL CAP GROWTH STOCK FUND are corrected to read "Russell 2000(R) Growth Index." The Russell 2000(R) Growth Index is a widely recognized, capitalization-weighted index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is a widely recognized, capitalization-weighted index that measures the performance oF the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 3000(R) Index is a widEly recognized, capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

                         SUPPLEMENT DATED MARCH 6, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective February 17, 2006, Mr. Scott Yuschak, CFA, co-manages the STI CLASSIC MID-CAP EQUITY FUND with Mr. Chad Deakins, CFA. The Statement of Additional Information is revised to add information about Mr. Yuschak as indicated below.

The following is added under Management of Other Accounts on page 44:


                                           NUMBER OF OTHER ACCOUNTS MANAGED/                    OTHER ACCOUNTS WITH
                                              TOTAL ASSETS IN ACCOUNTS ($)                    PERFORMANCE-BASED FEES
                                              ----------------------------                    ----------------------
                                                         OTHER
NAME OF PORTFOLIO                    REGISTERED          POOLED
MANAGER/                             INVESTMENT        INVESTMENT        OTHER              NUMBER           TOTAL ASSETS
NAME OF FUND(S)                      COMPANIES          VEHICLES        ACCOUNTS          & CATEGORY             ($)
Scott Yuschak / Mid-Cap Equity           1/                1/               5/                None               None
Fund*                               15.4 million      36.4 million     95.2 million

* Information as of February 27, 2006.

The following is added under Securities Ownership of Portfolio Managers on page 51:

                                                                                           RANGE OF
     NAME OF PORTFOLIO MANAGER                  NAME OF FUND(S) MANAGED                SECURITIES OWNED
Scott Yuschak                         Mid-Cap Equity Fund                                  $1-10,000

2. In the "INVESTMENT LIMITATIONS" section, the non-fundamental investment policy of the STI CLASSIC INTERMEDIATE BOND FUND which states that the Fund may not invest, at the time of purchase, more than 15% of its assets in securities rated Baa by Moody's or BBB by S&P has been removed.

The Fund is authorized to invest without limitation in fixed income securities rated BBB or Baa, or, if unrated, determined by the Adviser to be of comparable investment quality.


3. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, co-manages the STI CLASSIC CAPITAL APPRECIATION FUND and STI CLASSIC BALANCED FUND with Mr. Robert
J. Rhodes. The Statement of Additional Information is revised to add information about Ms. Pola and to revise information about Mr. Rhodes as indicated below.

The following is added under Management of Other Accounts on page 44:

                                           NUMBER OF OTHER ACCOUNTS MANAGED/                    OTHER ACCOUNTS WITH
                                               TOTAL ASSETS IN ACCOUNTS ($)                    PERFORMANCE-BASED FEES
                                               ----------------------------                    ----------------------
                                                         OTHER
NAME OF PORTFOLIO                    REGISTERED          POOLED
MANAGER/                              INVESTMENT        INVESTMENT        OTHER            NUMBER            TOTAL ASSETS
NAME OF FUND(S)                       COMPANIES         VEHICLES         ACCOUNTS        & CATEGORY              ($)
Elizabeth G. Pola/ Balanced Fund         1/                3/               25/               None               None
and Capital Appreciation Fund*      48.18 million    288.1 million      882 million
Robert Rhodes/ Balanced Fund and         1/                3/               6/                 1/            45.35 million
Capital Appreciation Fund*          48.18 million    288.1 million     854.3 million     Other Account

* Information as of November 21, 2005

The following is added under Securities Ownership of Portfolio Managers on page 51:

                                                                                           RANGE OF
     NAME OF PORTFOLIO MANAGER           NAME OF FUND(S) MANAGED                      SECURITIES OWNED
     -------------------------           -----------------------                      ----------------
Elizabeth G. Pola                     Balanced Fund                                          None
                                      Capital Appreciation Fund                        $100,001-$500,000
Robert J. Rhodes                      Balanced Fund                                          None
                                      Capital Appreciation Fund                        $100,001-$500,000

4. Effective as of the close of business on October 31, 2005, the STI CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND reorganized into class I Shares of the STI CLASSIC SHORT-TERM BOND FUND. Therefore all references to the STI CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND are deleted from the Statement of Additional Information.

5. Effective September 2, 2005, Mr. Gregory L. Fraser has resigned as Co-Manager of the LIFE VISION FUNDS. Therefore all information regarding Mr. Fraser is deleted from the Statement of Additional Information.

6. APPENDIX B is replaced with the following:

[TRUSCO CAPITAL MANAGEMENT LOGO]


TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC FUNDS SHAREHOLDERS


Dear Shareholders:


Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Funds.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most established proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its comprehensive research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.


Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Funds, may be obtained without charge by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Funds' Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                  TRUSCO CAPITAL MANAGEMENT, INC. PROXY POLICY


Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

After an extensive review of established service providers including size, experience and technical capabilities, Trusco contracted with Institutional Shareholder Services ("ISS") as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. The collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's managed fund clients.

     2. The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's fund clients.

As reflected in Trusco's proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, this information will be communicated to ISS as Trusco's agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS' capabilities as agent for the administerial services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.


               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of ISS, an independent third party agent, to assist with facilitating the administrative, clerical, functional and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.

Trusco provides and maintains the following standard proxy voting policies:

     - Trusco U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

     -    Trusco Taft Hartley Proxy Policy

     -    Trusco Global/International Proxy Policy

These policies are available as described below. Both brief and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy.

The Committee's process includes a review and evaluation of relevant, information related to the issuer's proxy, applying the firm's proxy voting policy in a prudent and appropriate manner ensuring votes are cast in the best interest of our clients.


                              Exceptions to Policy

The Trusco Proxy Policies and guidelines as outlined herein generally will not be applied where Trusco has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's proxy voting policies and procedures.



                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1.   Retain an independent fiduciary to vote the shares.



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

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.


                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. A typical security lending program such as the "STI Classic Securities Lending Program" is where the clients or funds lend equities and/or fixed-income assets from their accounts or portfolio to various approved-broker-dealers against cash collateral (102% of loan value) and earn incremental income by: 1.) extracting intrinsic value from each loan; and, 2.) generating investment income through reinvestment activities involving cash collateral. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of recalling the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

Under the current STI Classic Securities Lending Program, Trusco is required to notify the Custodian to recall securities on loan 10 business days prior to the record date if Trusco wishes to vote proxy on the securities so as to ensure that they are in Custodian's possession by the voting deadline.



                             ADDITIONAL INFORMATION

Trusco clients:

Extended summaries of Trusco Capital Management, Inc.'s U.S. Domestic Proxy Policy (includes ERISA related accounts,) Taft Hartley Proxy Policy, and Global/International Proxy Policy and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management, Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at: PMP.operations@truscocapital.com.

STI Classic Funds and STI Classic Variable Trust shareholders:

Shareholders of the STI Classic Funds or the STI Classic Variable Trust may access this information by contacting the STI Classic Funds by telephone at 1-888-STI-FUND (784-3863) or by visiting www.sticlassicfunds.com.



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




          2006 TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.


Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.


Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.


Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.


Allocation of Income

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.


Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

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

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.


Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.


Change in Company Fiscal Term

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.


Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.


Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.


Transact Other Business

Vote AGAINST other business when it appears as a voting item.


Director Elections

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.





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


Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.


Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.


Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.


Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.


Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.




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

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.


Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.


Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.


Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.


Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.


Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.



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

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.


Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.


Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.


Share Repurchase Plans

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.


Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.


Capitalization of Reserves for Bonus Issues/Increase In Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.


Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.


Mergers and Acquisitions

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.




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

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.


Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.


Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.


Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.


Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.


Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.


Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


STI-SP-SAI-0306



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